Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

Note 12. Intangible Assets

In June 2020, the Company entered into a license agreement for the rights to certain intellectual properties. Upon execution of the license agreement, the Company was obligated to make a milestone payment of $35,000. The agreement remains in effect until the Company completes a Phase I/IIa clinical study, after that the Company has an option to extend the agreement for an additional 10-year term. Over the initial term of the agreement, the Company is obligated to make various additional milestone payments based on the progress of developed drug candidates. The Company determined that the milestone payments meet the definition of intangible assets and will be capitalized.

During the twelve months ended December 31, 2020, the Company capitalized $35,000 as intangible assets for the acquisition of a non-exclusive technology license. Subject to meeting certain development milestones, additional consideration of up to $320,000 is to be transferred to the seller. Further, $250,000 is to be transferred to the seller upon each regulatory approval of an Evaxion product utilizing the in-licensed technology. As of December 31, 2020, the Company accrued for an additional $60,000 related to the license. The Company did not recognize any amortization expense for the years ended December 31, 2021 and 2020 as the asset has not been put in use. No intangible assets were recognized in earlier periods as the Company’s expenditures did not qualify for capitalization.

During the twelve months ended December 31, 2020, the Company capitalized $60,000 as intangible assets for the acquisition of a non-exclusive technology license from SSI. Subject to successful commercialization of any Evaxion product utilizing the in-licensed technology, Evaxion is required to pay to the seller a royalty on net sales in the low teens. In the event any Evaxion product utilizing the in-licensed technology are commercialized by one of the Company’s partners, Evaxion is required to pay to the seller a percentage of any out-licensing revenue earned by the Company or its affiliates. If Evaxion enters into a sublicense agreement with a partner subsequent to the initiation of a Phase 2 clinical trial, Evaxion is required to pay to the seller a percentage of any sublicensing income in an amount in the lower double-digit range. If Evaxion enters into a sublicense agreement with a partner subsequent to the initiation of a Phase 3 trial, Evaxion is required to pay to the seller a percentage of any sublicensing income in the lower double-digit range. If Evaxion enters into a sublicense agreement with a partner without initiating a Phase 2 trial, Evaxion is required to pay to SSI a percentage of any sublicensing income in the mid double-digit range.

The Company did not recognize any amortization expense for the year ended December 31, 2021 as the asset has not been put in use. During the year ended December 31, 2022 the Company wrote-off $87k of its intangible assets balance as the Company does not expect the non-exclusive technology licenses to be available for use in the foreseeable future. As of December 31, 2022 the carrying amounts of the Company’s intangible assets were wrote-off to zero.

	Intangible
	Assets	Total

	(USD in thousands)
Cost at December 31, 2021	$93	$93
Additions during the year	—	—
Exchange rate adjustments	(6)	(6)
Cost at December 31, 2022	87	87
Amortization at December 31, 2021	—	—
Impairment for the year	(87)	(87)
Exchange rate adjustments	—	—
Amortization at December 31, 2022	(87)	(87)
Carrying amount at December 31, 2022	$—	$—

	Intangible
	Assets	Total

	(USD in thousands)
Cost at December 31, 2020	$100	$100
Additions during the year	—	—
Exchange rate adjustments	(7)	(7)
Cost at December 31, 2021	93	93
Amortization at December 31, 2020	—	—
Amortization for the year	—	—
Exchange rate adjustments	—	—
Amortization at December 31, 2021	—	—
Carrying amount at December 31, 2021	$93	$93